Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of Goodwill
The changes in the carrying value of goodwill for the nine months ended September 30, 2017 were as follows:

	Goodwill	Accumulated Impairment Losses	Total
Balance as of December 31, 2016	$58,397	$(37,332)	$21,065
Additions	143,642	—	143,642
Purchase accounting adjustments	(1,865)	—	(1,865)
Foreign currency fluctuations	19,632	(3,426)	16,206
Balance as of September 30, 2017	$219,806	$(40,758)	$179,048

The changes in the carrying amount of Goodwill are as follows:

	Goodwill	Accumulated Impairment Losses	Total
Balance as of December 31, 2014	$64,858	$(46,503)	$18,355
Foreign currency fluctuations	(4,411)	2,859	(1,552)
Balance as of December 31, 2015	$60,447	$(43,644)	$16,803
Additions	3,787	—	3,787
Foreign currency fluctuations	(5,837)	6,312	475
Balance as of December 31, 2016	$58,397	$(37,332)	$21,065

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The balances of acquired intangible assets, excluding goodwill, as of September 30, 2017 and December 31, 2016, were as follows:

	Customer Lists	Trade Names	Technology	Total
Balance as of September 30, 2017
Original cost	$147,582	$31,515	$14,425	$193,522
Accumulated amortization	(13,492)	(1,631)	(2,647)	(17,770)
Carrying value	$134,090	$29,884	$11,778	$175,752
Weighted average original life (in years)	15	10	11

Balance as of December 31, 2016
Original cost	$8,016	$2,000	$5,136	$15,152
Accumulated amortization	(5,948)	—	(2,744)	(8,692)
Carrying value	$2,068	$2,000	$2,392	$6,460
Weighted average original life (in years)	15	15	13

Acquired Intangible Assets excluding Goodwill

	Customer Lists	Trade Name	Technology	Total
Balance as of December 31, 2016
Original cost	$8,016	$2,000	$5,136	$15,152
Accumulated amortization	(5,948)	—	(2,744)	(8,692)
Carrying amount	$2,068	$2,000	$2,392	$6,460
Weighted-average original life (in years)	15	15	13

Balance as of December 31, 2015
Original cost	$19,781	$3,859	$6,596	$30,236
Accumulated amortization	(19,232)	(3,859)	(3,950)	(27,041)
Carrying amount	$549	$—	$2,646	$3,195
Weighted-average original life (in years)	15	14	13

Estimated aggregate amortization expense of Intangible Assets
Estimated aggregate amortization expense based on the current carrying value of amortizable intangible assets for each of the five succeeding years and thereafter is as follows:

Remaining 2017	$5,635
2018	22,042
2019	21,398
2020	19,928
2021	18,315
Thereafter	88,434
Total	$175,752

Estimated aggregate amortization expense based on the current carrying amount of amortizable Intangible Assets for each of the five succeeding years is as follows:

2017	$558
2018	553
2019	553
2020	553
2021	553
Thereafter	3,690
Total	$6,460